Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (10,549)	$ (11,017)
Less: preferred dividends	(533)
Net loss attributable to common shareholders	$ (11,082)	$ (11,017)
Weighted-average common shares outstanding - basic	4,969	2,938
Weighted-average common shares outstanding - diluted	4,969	2,938
Net loss per common share - basic	$ (2.23)	$ (3.75)
Net loss per common share - diluted	$ (2.23)	$ (3.75)